Rental Properties (Tables)	12 Months Ended
Dec. 31, 2015
Real Estate [Abstract]
Summary Of Carrying Amounts Of Rental Properties
The following table summarizes the carrying amounts of rental properties as of December 31, 2015 and 2014 (in thousands):

	2015	2014
Buildings and improvements	$2,837,611	$2,273,430
Furniture, fixtures & equipment	34,423	25,922
Land	687,468	617,842
	3,559,502	2,917,194
Accumulated depreciation	(534,303)	(465,660)
Total	$3,025,199	$2,451,534